LONG-TERM DEBT- Narrative (Details) - CAD ($)	Jan. 22, 2024	Jan. 12, 2024	Dec. 19, 2023	Jun. 01, 2023	Dec. 31, 2023	Jun. 22, 2023	May 31, 2023
Disclosure of detailed information about borrowings [line items]
Proceeds from issuing shares			$ 1,300,000,000
Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Nominal interest rate					147.00%
Revolving Unsecured Credit Facility Maturing in June 2028 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 1,500,000,000		$ 1,500,000,000
Revolving unsecured credit facility maturing in june 2027 | Variable rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					1,000,000,000		$ 1,000,000,000
Senior unsecured medium-term notes series 14 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 0
Repayments of non-current borrowings				$ 600,000,000
Nominal interest rate					256.00%
Senior unsecured medium-term notes series 10 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 500,000,000
Senior unsecured medium-term notes series 10 | Fixed rate instruments | Borrowings Transactions
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 1,800,000,000
Senior unsecured medium-term notes series 19 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 300,000,000	$ 300,000,000
Nominal interest rate					572.00%	572.00%
Senior unsecured medium-term notes series 5 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 550,000,000	$ 100,000,000
Nominal interest rate					354.00%	354.00%
Senior unsecured medium-term notes series 6 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 600,000,000	$ 100,000,000
Nominal interest rate					424.00%	424.00%
Senior unsecured medium-term notes series 20 | Borrowings Transactions
Disclosure of detailed information about borrowings [line items]
Redemption price		101.00%
Senior unsecured medium-term notes series 20 | Fixed rate instruments | Borrowings Transactions
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600,000,000
Nominal interest rate		502.00%
Senior unsecured medium-term notes series 21 | Borrowings Transactions
Disclosure of detailed information about borrowings [line items]
Redemption price		101.00%
Senior unsecured medium-term notes series 21 | Fixed rate instruments | Borrowings Transactions
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600,000,000
Nominal interest rate		521.00%
Senior unsecured medium-term notes series 22 | Fixed rate instruments | Borrowings Transactions
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 600,000,000
Nominal interest rate		567.00%
Senior unsecured medium-term notes series 8 | Fixed rate instruments
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 650,000,000
Nominal interest rate					299.00%
Senior unsecured medium-term notes series 8 | Fixed rate instruments | Borrowings Transactions
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings	$ 650,000,000